Other assets	12 Months Ended
Mar. 31, 2019
Assets [Abstract]
Other assets
13. Other assets

Other assets consist of the following:

	As of March 31,
	2019		2018
Current
Balances and receivables from statutory authorities (1)	Rs.	4,398	Rs.	6,741
Export benefits receivable (2)		2,363		2,842
Prepaid expenses		951		761
Others (3)		4,824		3,957
	Rs.	12,536	Rs.	14,301
Non-current
Security deposits	Rs.	562	Rs.	664
Others		384		366
	Rs.	946	Rs.	1,030

(1)	Balances and receivables from statutory authorities primarily consist of amounts receivable from the goods and service tax (“GST”), excise duty, value added tax and customs authorities of India and the unutilized GST input tax credits, excise duty, service tax and value added tax input credits (subsumed under GST input tax credits effective as of July 1, 2017) on purchases. These are regularly utilized to offset the GST liability (or, prior to July 1, 2017, liability for excise duty, value added tax, etc.) on goods produced by and services provided by the Company. Accordingly, these balances have been classified as current assets.

(2)	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.

(3)	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.